Income Tax - Breakdown of Deferred Taxes by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	€ (2,050)	€ (3,182)
Deferred tax assets	1,282	1,988
TOTAL	(768)	(1,193)
Impact on equity	(2,721)	0
Impact on the profit/loss	2,885	426
Deferred tax liabilities	(2,314)	(2,050)
Deferred tax assets	1,712	1,282
TOTAL	(602)	(768)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	(2,721)	0
Impact on the profit/loss	2,455	1,132
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Impact on equity	0	0
Impact on the profit/loss	€ 430	€ (706)